Leases - Schedule Of The Rou Assets And Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Lease Cost [Line Items]
Operating leases	$ 248,366	$ 271,154
Operating leases, current	(38,298)	(39,006)
Operating leases, noncurrent	$ (229,501)	(254,114)
MSGE SPINCO, INC [Member]
Lease Cost [Line Items]
Operating leases		271,154	$ 95,775
Operating leases, current		(39,006)	(40,926)
Operating leases, noncurrent		(254,114)	(77,211)
Total lease liabilities		$ (293,120)	$ (118,137)